RECLAMATION BONDS (Tables)	12 Months Ended
Dec. 31, 2021
Reclamation Bonds [Abstract]
Disclosure of detailed information about reclamation bonds [Table Text Block]
	December 31, 2021	December 31, 2020
U.S.A	$1,028	$448
Sweden	32	8
Total	$1,060	$456